WARRANTS – DERIVATIVE FINANCIAL LIABILITY (Details Narrative) - USD ($)				12 Months Ended
	Oct. 28, 2024	Sep. 11, 2024	Jun. 27, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 18, 2025	Nov. 17, 2025	Oct. 23, 2025	Oct. 22, 2025	Aug. 07, 2025	Aug. 06, 2025	Jun. 16, 2025	Jun. 15, 2025	Jan. 15, 2025	Jan. 14, 2025	Sep. 16, 2024	Jul. 15, 2024	Jul. 14, 2024	Jul. 10, 2024	Jun. 30, 2024	Jun. 21, 2024	Mar. 31, 2024	Feb. 01, 2024
IfrsStatementLineItems [Line Items]
Proceeds from issuance of private placement		$ 5,350,000
Gross proceeds on escrow and payable percentage		20.00%
Gross proceeds from escrow		$ 1,072,000
Adjustments of escrow		1,072,000
Transaction costs		$ 4,278,000		$ 40,703,000	$ 13,493,000	$ 7,891,000
Exercise price			$ 4.7025
Number of shares issued and outstanding				83,194													793			1,818
Cash placement fee percentage				2.00%
Transaction cost				$ 1,113,000
Third party [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 76,000			$ 10,000.00	$ 59,000
Risk-free interest rate	4.11%			3.658%	4.38%
Expected volatility	59.10%			168.55%	58.90%
Expected dividend yield	0.00%			0.00%	0.00%
Expected term of warrants	5 years 4 months 24 days			4 years 2 months 12 days	5 years 2 months 12 days
Provision for fair value of financial liability percentage	3.00%			3.00%	3.00%
Placement agent agreement [member]
IfrsStatementLineItems [Line Items]
Cash placement fee percentage				10.00%
Gross proceeds on cash proceeds percentage				3.00%
Pre-funded unit [member]
IfrsStatementLineItems [Line Items]
Public offering price per share		$ 28.49
Pre-funded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 0.00285
Number of shares issued and outstanding		131,930
After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Exercise price			$ 57,460
Number of shares issued and outstanding
After reverse stock split [member] | Pre-funded unit [member]
IfrsStatementLineItems [Line Items]
Public offering price per share		$ 348,132
After reverse stock split [member] | Pre-funded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 34.8
Number of shares issued and outstanding		11
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Sale of Common shares		187,719
Public offering price per share				$ 0.00000000012219451015625			$ 0.00000000002502543568	$ 0.00000000000312817946	$ 0.00000000000312817946	$ 0.000000000000287	$ 0.000000000000287	$ 0.00000000000041	$ 0.000000000000041	$ 0.00000000000001	$ 4.70250014886352	$ 0.165		$ 0.165	$ 0.0022
Number of shares issued and outstanding		55,789																			1,494	117	1,251	234
Ordinary shares [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Sale of Common shares		15
Number of shares issued and outstanding		5
Two series A common warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 28.5
Two series A common warrants [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Exercise price		348,254
Series B common warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price		0.00285
Public offering price per share		$ 28.5
Number of shares issued and outstanding		195,381
Series B common warrants [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 34.8
Public offering price per share		$ 348,254
Number of shares issued and outstanding		16
Series A common warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 1
Number of shares issued and outstanding		766,210		488,762	277,439
Adjustment of exercise price		$ 13.9
Fair value of warrants	$ 5,845,000
Risk-free interest rate	4.11%			3.658%	4.38%
Expected volatility	59.10%			168.55%	58.90%
Expected dividend yield	0.00%			0.00%	0.00%
Expected term of warrants	5 years 4 months 24 days			4 years 2 months 12 days	5 years 2 months 12 days
Derivative financial liabilities				$ 5,000	$ 1,322,000
Cash placement fee percentage				3.00%
Gross proceeds on cash proceeds percentage				3.00%
Provision for fair value of financial liability percentage				3.00%
Series A common warrants [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 12,219
Number of shares issued and outstanding		63		40	23
Adjustment of exercise price		$ 169,850